TETON Westwood Balanced Fund
Schedule of Investments—December 31, 2022 (Unaudited)
1
Shares
Market
Value
COMMON STOCKS — 64 .2%
Aerospace — 1 .2%
2,299 L3Harris Technologies Inc. ............................... $ 478,675
Automotive: Parts and Accessories — 1 .9%
936 O'Reilly Automotive Inc. † ................................. 790,012
Banking — 2 .5%
20,746 Bank of America Corp. ...................................... 687,107
5,466 Western Alliance Bancorp ................................. 325,555
1,012,662
Business Services — 1 .4%
2,810 Visa Inc. , Cl. A .................................................... 583,806
Computer Software and Services — 6 .3%
1,078 Accenture plc , Cl. A ........................................... 287,654
4,737 Alphabet Inc. , Cl. A † ......................................... 417,945
2,141 CACI International Inc. , Cl. A † ......................... 643,563
3,137 Cadence Design Systems Inc. † ......................... 503,928
3,117 Microsoft Corp. .................................................. 747,519
2,600,609
Consumer Products — 1 .2%
6,319 Church & Dwight Co. Inc. ................................ 509,375
Consumer Services — 1 .2%
5,877 Amazon.com Inc. † ............................................. 493,668
Diversified Industrial — 3 .6%
4,037 Eaton Corp. plc .................................................. 633,607
7,652 Fortive Corp. ...................................................... 491,641
1,645 Honeywell International Inc. ............................ 352,524
1,477,772
Electronics — 2 .7%
10,301 Microchip Technology Inc. ................................ 723,645
1,030 Monolithic Power Systems Inc. ........................ 364,218
1,087,863
Energy and Energy Services — 2 .1%
2,726 EOG Resources Inc. ........................................... 353,071
4,747 Schlumberger Ltd. ............................................. 253,775
2,155 Valero Energy Corp. .......................................... 273,383
880,229
Energy: Integrated — 3 .1%
2,635 DTE Energy Co. ................................................. 309,692
3,803 NextEra Energy Inc. .......................................... 317,931
6,836 WEC Energy Group Inc. ................................... 640,943
1,268,566
Energy: Oil — 2 .3%
3,463 Chevron Corp. ................................................... 621,574
2,835 ConocoPhillips ................................................... 334,530
956,104
Equipment and Supplies — 3 .0%
6,194 Amphenol Corp. , Cl. A ..................................... 471,611
2,918 Danaher Corp. ................................................... 774,496
1,246,107
Financial Services — 8 .0%
8,150 American International Group Inc. .................. 515,406
2,651 Arthur J. Gallagher & Co. ................................. 499,820
1,605 Berkshire Hathaway Inc. , Cl. B † ....................... 495,784
4,748 Blackstone Inc. ................................................... 352,254
Shares
Market
Value
6,769 JPMorgan Chase & Co. ...................................... $ 907,723
1,419 The Goldman Sachs Group Inc. ........................ 487,256
3,258,243
Food and Beverage — 2 .2%
6,505 McCormick & Co. Inc., Non-Voting ................. 539,199
1,998 PepsiCo Inc. ........................................................ 360,959
900,158
Health Care — 7 .8%
3,021 Becton, Dickinson and Co. ................................ 768,240
7,278 Gilead Sciences Inc. ........................................... 624,816
4,904 Johnson & Johnson ............................................ 866,292
695 McKesson Corp. ................................................. 260,709
1,250 UnitedHealth Group Inc. .................................. 662,725
3,182,782
Real Estate — 3 .3%
3,142 Alexandria Real Estate Equities Inc. , REIT ...... 457,695
3,366 Prologis Inc. , REIT ............................................. 379,449
15,395 VICI Properties Inc. , REIT ................................. 498,798
1,335,942
Retail — 5 .1%
4,893 CVS Health Corp. .............................................. 455,979
2,110 Dollar General Corp. ......................................... 519,588
1,568 The Home Depot Inc. ........................................ 495,268
4,251 Walmart Inc. ....................................................... 602,749
2,073,584
Semiconductors — 1 .8%
971 ASML Holding NV ............................................ 530,554
1,335 NVIDIA Corp. .................................................... 195,097
725,651
Telecommunications — 1 .8%
40,161 AT&T Inc. ........................................................... 739,364
Transportation — 1 .7%
3,263 Union Pacific Corp. ............................................ 675,669
TOTAL COMMON STOCKS ......................... 26,276,841
MANDATORY CONVERTIBLE SECURITIES (a) — 1 .4%
Health Care — 1 .4%
5,090 Boston Scientific Corp. , Ser. A ,
5.500% , 06/01/23 .............................................. 584,434
Principal
Amount
CORPORATE BONDS — 26 .8%
Aerospace — 0 .6%
$ 255,000 AerCap Ireland Capital DAC / AerCap
Global Aviation Trust ,
4.450% , 10/01/25 .............................................. 245,440
Banking — 1 .7%
750,000 Fifth Third Bancorp ,
2.375% , 01/28/25 .............................................. 711,858
Computer Software and Services — 1 .0%
Oracle Corp.
240,000 6.250% , 11/09/32 .............................................. 252,663
135,000 6.900% , 11/09/52 .............................................. 146,508

TETON Westwood Balanced Fund
Schedule of Investments (Continued)—December 31, 2022 (Unaudited)
2
Principal
Amount
Market
Value
CORPORATE BONDS (Continued)
Diversified Industrial — 1 .5%
$ 510,000 Cabot Corp. ,
4.000% , 07/01/29 .............................................. $ 458,448
191,000 Jabil Inc. ,
1.700% , 04/15/26 .............................................. 169,633
628,081
Energy and Energy Services — 1 .1%
235,000 Energy Transfer LP ,
6.250% , 04/15/49 .............................................. 221,034
260,000 Plains All American Pipeline LP / PAA
Finance Corp. ,
3.800% , 09/15/30 .............................................. 227,205
448,239
Energy: Oil — 2 .1%
95,000 Diamondback Energy Inc. ,
6.250% , 03/15/33 .............................................. 96,918
275,000 MPLX LP ,
2.650% , 08/15/30 .............................................. 225,019
395,000 Petroleos Mexicanos ,
6.700% , 02/16/32 .............................................. 311,003
259,000 Piedmont Natural Gas Co. Inc. ,
5.050% , 05/15/52 .............................................. 236,835
869,775
Financial Services — 7 .0%
138,000 American Honda Finance Corp. , MTN ,
1.000% , 09/10/25 .............................................. 124,716
500,000 Bank of America Corp. , (U.S. Secured
Overnight Financing Rate + 1.21%) ,
2.572% , 10/20/32 (b) ......................................... 394,266
500,000 Bank of Montreal , MTN ,
2.650% , 03/08/27 .............................................. 458,050
140,000 Berkshire Hathaway Finance Corp. ,
2.850% , 10/15/50 .............................................. 94,892
600,000 Capital One Financial Corp. ,
3.750% , 04/24/24 .............................................. 588,888
500,000 Citigroup Inc. , (U.S. Secured Overnight
Financing Rate + 1.28%) ,
3.070% , 02/24/28 (b) ......................................... 452,119
370,000 HSBC Holdings plc , (U.S. Secured Overnight
Financing Rate + 3.03%) ,
7.336% , 11/03/26 (b) ......................................... 385,785
405,000 Owl Rock Capital Corp. ,
3.400% , 07/15/26 .............................................. 354,597
2,853,313
Food and Beverage — 0 .7%
380,000 The J.M. Smucker Co. ,
3.550% , 03/15/50 .............................................. 263,809
Health Care — 2 .7%
450,000 Aetna Inc. ,
3.500% , 11/15/24 .............................................. 437,978
750,000 Amgen Inc. ,
2.200% , 02/21/27 .............................................. 674,941
1,112,919
Hotels and Gaming — 0 .5%
235,000 Marriott International Inc. ,
4.625% , 06/15/30 .............................................. 220,464
Principal
Amount
Market
Value
Real Estate — 1 .8%
$ 150,000 Brixmor Operating Partnership LP ,
2.250% , 04/01/28 .............................................. $ 125,465
355,000 Kimco Realty Corp. ,
4.600% , 02/01/33 .............................................. 326,884
265,000 Realty Income Corp. ,
2.850% , 12/15/32 .............................................. 216,474
113,000 Vornado Realty LP ,
3.400% , 06/01/31 .............................................. 84,542
753,365
Retail — 2 .5%
151,000 7-Eleven Inc. ,
0.950% , 02/10/26 .............................................. 132,529
200,000 AutoZone Inc. ,
1.650% , 01/15/31 .............................................. 155,904
800,000 CVS Health Corp. ,
3.250% , 08/15/29 .............................................. 719,295
1,007,728
Semiconductors — 1 .2%
235,000 Broadcom Inc. ,
4.150% , 11/15/30 .............................................. 211,442
275,000 NXP BV / NXP Funding LLC / NXP USA Inc. ,
5.000% , 01/15/33 .............................................. 261,294
472,736
Telecommunications — 0 .4%
270,000 Charter Communications Operating LLC
/ Charter Communications Operating
Capital Corp. ,
3.700% , 04/01/51 .............................................. 166,167
Transportation — 2 .0%
875,000 AP Moller - Maersk A/S ,
4.500% , 06/20/29 .............................................. 834,859
TOTAL CORPORATE BONDS ....................... 10,987,924
CONVERTIBLE CORPORATE BONDS — 1 .4%
Computer Software and Services — 0 .7%
350,000 Splunk Inc. ,
1.125% , 06/15/27 .............................................. 297,080
Health Care — 0 .7%
325,000 Exact Sciences Corp. ,
0.375% , 03/15/27 .............................................. 269,750
TOTAL CONVERTIBLE CORPORATE
BONDS ........................................................... 566,830
U.S. GOVERNMENT OBLIGATIONS — 6 .2%
U.S. Treasury Bonds — 4.1%
450,000 2.500% , 02/15/45 .............................................. 341,824
700,000 2.500% , 05/15/46 .............................................. 527,133
350,000 2.250% , 08/15/46 .............................................. 250,100
350,000 1.875% , 02/15/51 .............................................. 224,772
70,000 2.250% , 02/15/52 .............................................. 49,175
400,000 3.000% , 08/15/52 .............................................. 332,750
1,725,754
U.S. Treasury Notes — 2.1%
350,000 4.125% , 10/31/27 .............................................. 351,887
159,000 2.625% , 02/15/29 .............................................. 147,323

TETON Westwood Balanced Fund
Schedule of Investments (Continued)—December 31, 2022 (Unaudited)
3
__________
Principal
Amount
Market
Value
U.S. GOVERNMENT OBLIGATIONS (Continued)
$ 360,000 2.750% , 08/15/32 .............................................. $ 329,063
828,273
TOTAL U.S. GOVERNMENT
OBLIGATIONS ............................................. 2,554,027
TOTAL INVESTMENTS — 100.0%
(Cost $ 40,669,462 ) ........................................... $ 40,970,056
† Non-income producing security.
(a) Mandatory convertible securities are required to be
converted on the dates listed; they generally may be
converted prior to these dates at the option of the holder.
(b) Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of December 31, 2022.
MTN Medium Term Note
REIT Real Estate Investment Trust